WARRANTS AND OPTIONS	6 Months Ended
Jun. 30, 2024
Warrants And Options
WARRANTS AND OPTIONS

NOTE 5 - WARRANTS AND OPTIONS

a) Warrants

(i)	Warrant transactions for the six months ended June 30, 2024, and for the year ended December 31, 2023 are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2023	7,056,972	$3.54
Warrants issued in the March 2023 Private Placement	1,034,463
Exercise of warrants	(92,000)
Warrants issued in the June 2023 Registered Direct Offering	2,214,596
Warrants issued in the December 2023 Registered Direct Offering	751,554
Balance, December 31, 2023	10,965,585	$2.63
Warrants issued in the January 2024 Registered Direct Offering	1,627,655	1.50
Balance, June 30, 2024	12,593,240	$2.43

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 5 - WARRANTS AND OPTIONS (CONTINUED)

a) Warrants (continued)

As at June 30, 2024, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

June 30, 2024	Expiry date	Exercise price		Exercise price (USD)
2,658,313	November 10, 2025	ILS	7.1418	$1.90
1,366,631	December 24, 2025	ILS	7.1418	$1.90
221,100	April 18, 2026	ILS	29.025	$7.72
1,084,562	May 28, 2026	ILS	29.025	$7.72
1,634,366	November 8, 2024	CAD	2.04	$1.60
1,034,463	March 13, 2025	CAD	2.35	$1.75
2,214,596	June 12, 2025	CAD	2.93	$2.20
751,554	December 13, 2025	CAD	2.05	$1.50
1,627,655	January 4, 2026	CAD	2.05	$1.50
12,593,240

b) Stock Options

Stock option transactions for the six months ended June 30, 2024, and for the year ending December 31, 2023, are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2023	1,883,343	$3.17	$2.45
Options granted (i)(ii)	1,735,250	1.82
Exercise of options	-	-
Expiry of options	(74,875)	1.25
Balance December 31, 2023	3,543,718	$2.53	$1.91
Options cancelled	(169,584)	-
Balance June 30, 2024	3,374,134	$2.55	$1.86

(i)

On January 4, 2023, 816,500 stock options were issued to directors and consultants with an exercise price of CAD$1.65. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.80; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.

(ii)	On February 8, 2023, 100,000 stock options were issued to a consultant with an exercise price of CAD$1.50. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.18; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.

(iii)	On April 18, 2023, 423,750 stock options were issued to employees with an exercise price of CAD$1.60. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.42; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.

(iii)	On June 28, 2023, 245,000 stock options were issued to officers with an exercise price of CAD$2.45. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.92; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 5 - WARRANTS AND OPTIONS (CONTINUED)

b) Stock Options (continued)

As at June 30, 2024, the Company had outstanding stock options, enabling the holders to acquire common shares as follows:

Outstanding as of June 30, 2024	Exercisable as of June 30, 2024	Expiry date	Exercise price (CAD)		Exercise price (USD)
543,333	543,333	August 20, 2025	CAD	1.50	$1.09
33,333	33,333	January 28, 2025	CAD	3.00	$2.19
50,000	50,000	June 3, 2026	CAD	8.40	$6.13
16,677	16,677	October 28, 2026	CAD	8.00	$5.83
900,000	562,500	August 2, 2032	CAD	3.56	$2.60
300,000	300,000	August 21, 2032	CAD	4.00	$2.92
804,125	804,125	January 4, 2033	CAD	1.65	$1.20
100,000	100,000	November 25, 2027	CAD	2.01	$1.48
365,000	165,000	April 18, 2033	CAD	1.60	$1.17
111,666	86,666	June 28, 2028	CAD	2.45	$1.79
150,000	90,000	September 20, 2033	CAD	2.20	$1.60
3,374,134	2,751,634

Share-based compensation expense is recognized over the vesting period of options. During the six months ended June 30, 2024, share-based compensation of $486 was recognized and charged to the Consolidated Statement of Loss and Comprehensive Loss (June 30, 2023 – $2,547).

c) RSUs

On August 4, 2022, the Company granted 1,265,000 RSUs to directors, officers and advisers, of which 590,000 RSUs are to executives and directors, pursuant to the Company’s RSU Plan and in acknowledgment of the Company’s management recent success and increased future workload. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,265,000 common shares of no-par value in the Company.

On January 4, 2023, the Company granted 1,027,000 RSUs to directors, officers and advisers, of which 260,000 RSUs are to executives and directors, pursuant to the Company’s RSU Plan and in acknowledgment of the Company’s management recent success and increased future workload. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,027,000 common shares of no-par value in the Company.

On April 18, 2023, the Company granted 116,250 RSUs to employees, pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 116,250 common shares of no-par value in the Company.

On June 28, 2023, the Company granted 165,000 Restricted Share Units (“RSUs”) to officers pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 165,000 common shares of no-par value in the Company (“Common Shares”).

RSUs transactions for the six months ended June 30, 2024, and for the year ending December 31, 2023, are as follows:

Number
Balance, January 1, 2023	720,000
RSUs granted	1,308,250
Expiry of RSUs	(91,667)
Exercise of RSUs	(464,499)
Balance, December 31, 2023	1,472,084
RSUs canceled	(85,414)
Exercise of RSUs	(811,670)
Balance, June 30, 2024	575,000

Total exercisable RSUs as of June 30, 2024, are 270,000 (December 31, 2023 – 274,166). During the six months ended June 30, 2024, share-based compensation of $183 was recognized and charged to the Consolidated Statement of Loss and Comprehensive Loss (June 30, 2023 – $420).

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)